Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefit Plans [Abstract]
Multiemployer Pension Plan

								Expiration
	EIN/Pension Plan							Date of
	Number/	Pension Protection Act		FIP/RP				Collective
	Registration	Zone Status (a)		Status	Company Contributions (d)			Bargaining
Plan Name	Number	2022	2021	(b),(c)	2022	2021	2020	Agreement
Western Conference of Teamsters Pension Trust	91-6145047 - 001	Green	Green	Not applicable	$5,803	$4,963	$4,841	4/30/2023 to 6/30/2027
Local 731, I.B. of T., Pension Fund	36-6513567 - 001	Green for the plan year beginning 10/1/2021	Green for the plan year beginning 10/1/2021	Not applicable	4,484	4,504	4,628	9/30/2023
Suburban Teamsters of Northern Illinois Pension Fund	36-6155778 - 001	Green	Green	Not applicable	2,516	2,300	2,080	2/29/2024
Teamsters Local 301 Pension Fund	36-6492992 - 001	Green	Green	Not applicable	1,310	841	673	9/30/2023
Midwest Operating Engineers Pension Plan	36-6140097 - 001	Green for the plan year beginning 4/1/2022	Green for the plan year beginning 4/1/2021	Not applicable	542	424	316	10/31/2025
Automobile Mechanics’ Local No. 701 Union and Industry Pension Fund	36-6042061 - 001	Green	Green	Not applicable	470	439	457	12/31/2022
Local 813 Pension Trust Fund	13-1975659 - 001	Critical	Critical for the plan year beginning 1/1/2021	Implemented	429	258	183	11/30/2027
Locals 302 & 612 of the IOUE - Employers Construction Industry Retirement Plan	91-6028571 - 001	Green	Green	Not applicable	338	313	298	11/16/2022
IAM National Pension Fund	51-6031295 - 002	Critical	Critical	Implemented	342	299	310	12/31/2022
International Union of Operating Engineers Pension Trust	85512-1	Green as of 4/30/2020	Green as of 4/30/2020	Not applicable	281	295	279	3/31/2024
Multi-Sector Pension Plan	1085653	Critical as of 1/1/2021	Critical as of 1/1/2021	Not applicable	249	265	196	12/31/2023
Recycling and General Industrial Union Local 108 Pension Fund	13-6366378 - 001	Green	Green	Not applicable	230	217	269	2/28/2027
Nurses and Local 813 IBT Retirement Plan	13-3628926 - 001	Green	Green	Not applicable	97	58	52	11/30/2027
Contributions to other multiemployer plans					65	75	10
					$17,156	$15,251	$14,592

(a)	Unless otherwise noted in the table above, the most recent Pension Protection Act zone status available in 2022 and 2021 is for the plans’ years ended December 31, 2021 and 2020, respectively.
(b)	The “FIP/RP Status” column indicates plans for which a Funding Improvement Plan (“FIP”) or a Rehabilitation Plan (“RP”) has been implemented.
(c)

A multiemployer defined benefit pension plan that has been certified as endangered, seriously endangered or critical may begin to levy a statutory surcharge on contribution rates. Once authorized, the surcharge is at the rate of 5% for the first 12 months and 10% for any periods thereafter, until certain conditions are met. The Company was not required to pay a surcharge to these plans during the years ended December 31, 2022 and 2021.

(d)

Of the Multiemployer Pension Plans considered to be individually significant, the Company was listed in the Form 5500 as providing more than 5% of the total contributions for the following: 1) Local No. 731, I.B. of T., Pension Fund for plan years ending September 30, 2021, 2020 and 2019; 2) Teamsters Local 301 Pension Fund for plan years ending December 31, 2021, 2020 and 2019; 3) Suburban Teamsters of Northern Illinois Pension Plan for the plan years ending December 31, 2021 and 2020; and 4) Recycling and General Industrial Union Local 108 Pension Fund for the plan years ending December 31, 2021, 2020 and 2019.